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                     [DAVIS WRIGHT TREMAINE LLP LETTERHEAD]


                                  May 5, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:     Cadre Network Health Financial Services Trust
                1933 Act Registration No. 33-46137
                1940 Act Registration No. 811-6567

Ladies/Gentlemen:

        On April 28, 1997, Cadre Network Health Financial Services Trust filed Post-Effective Amendment No. 7 to its Registration Statement under the Securities Act of 1933 and Amendment No. 10 to its Registration Statement under the Investment Company Act of 1940. The filing was made pursuant to Rule 485(b) for effectiveness on April 30, 1997.

        Pursuant to Rule 497(j), on behalf of the registrant we hereby certify that:

        (1) The form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement amendment filed on April 28, 1997; and

        (2) the text of the most recent registration statement amendment has been filed electronically.

        If anything further is required in connection with this filing, please contact me at (206) 628-7744.


                                        Very truly yours,

                                        DAVIS WRIGHT TREMAINE LLP

                                        /s/ William G. Pusch
                                        -----------------------
                                            William G. Pusch

WGP:cc
cc:     Cadre Network Health Financial Services Trust